Stockholders' Equity and Mezzanine Equity - Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock Reserved for Future Issuance
Redeemable preferred stock, outstanding	12,500,000		12,500,000
Wag Labs, Inc.
Common Stock Reserved for Future Issuance
Redeemable preferred stock, outstanding	25,645,386	25,645,386	24,545,386	24,545,386	24,545,386	24,545,386	24,545,386
Options outstanding	7,540,964		7,580,496			7,383,320
Options available for future grants	110,966		91,933			492,324
Common warrants	91,310		91,310			91,310
Total	37,038,626		32,309,125			32,512,340
Wag Labs, Inc. | Series Seed redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, outstanding	4,502,881		4,502,881			4,502,881
Wag Labs, Inc. | Series A redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, outstanding	6,072,815		6,072,815			6,072,815
Wag Labs, Inc. | Series B redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, outstanding	6,694,033		6,694,033			6,694,033
Wag Labs, Inc. | Series C redeemable preferred stock
Common Stock Reserved for Future Issuance
Redeemable preferred stock, outstanding	7,275,657		7,275,657			7,275,657